SCHEDULE OF ACCRUED LIABILITIES (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 1	$ 363,661
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 2	263,856
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 3	75,211
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 4	144,660
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 5	553,228
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 6	144,660
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 7	145,977
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 8	109,779
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 9	1,138,077
Accrued Expenses And Other Payables Schedule Of Accrued Liabilities 10	$ 518,295